As filed with the Securities and Exchange Commission on August 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.8%
	Air Freight - 3.1%
10,880	FedEx Corp.	$2,364,550

	Biotechnology - 3.5%
20,060	Celgene Corp. *	2,605,192

	Broadcast Media - 2.2%
42,400	Comcast Corp. - Class A	1,650,208

	Building - 1.8%
55,100	PulteGroup, Inc.	1,351,603

	Chemicals - 2.1%
15,150	Albemarle Corp.	1,598,931

	Chemicals - Specialty - 3.6%
28,200	Celanese Corp. - Series A	2,677,308

	Computer - Semiconductors - 2.4%
43,600	Applied Materials, Inc.	1,801,116

	Computer Software - 9.6%
23,300	Adobe Systems, Inc. *	3,295,552
21,770	CDK Global, Inc.	1,351,046
37,800	Microsoft Corp.	2,605,554
		7,252,152
	Computer Software - Gaming - 1.8%
13,100	Electronic Arts, Inc. *	1,384,932

	Conglomerates - 2.8%
15,610	Honeywell International, Inc.	2,080,657

	Drugs - Proprietary - 3.2%
38,900	Zoetis, Inc.	2,426,582

	Electrical Instruments - 4.2%
21,900	Danaher Corp.	1,848,141
7,350	Thermo Fisher Scientific, Inc.	1,282,354
		3,130,495
	Finance/Banks - 2.7%
20,420	First Republic Bank	2,044,042

	Finance/Information Services - 10.5%
23,130	Fiserv, Inc. *	2,829,724
38,400	Vantiv, Inc. - Class A *	2,432,256
28,460	Visa, Inc. - Class A	2,668,979
		7,930,959
	Financial Services - Miscelleanous - 2.2%
24,960	Intercontinental Exchange, Inc.	1,645,363

	Food - 2.5%
31,200	Pinnacle Foods, Inc.	1,853,280

	Health Care Benefits - 4.6%
18,710	UnitedHealth Group, Inc.	3,469,208

	Health Care Services - 3.5%
29,400	Quintiles IMS Holdings, Inc. *	2,631,300

	Internet Retail - 12.0%
19,910	Alibaba Group Holding Ltd. - ADR*	2,805,319
3,415	Amazon.com, Inc. *	3,305,720
1,540	Priceline Group, Inc. *	2,880,601
		8,991,640
	Internet Software & Services - 5.2%
1,869	Alphabet, Inc. - Class A *	1,737,572
14,560	Facebook, Inc. - Class A *	2,198,269
		3,935,841

	Real Estate Investment Trusts (REITs) - 2.0%
3,504	Equinix, Inc.	1,503,777

	Retail - Apparel - 1.6%
13,090	Burlington Stores, Inc. *	1,204,149

	Retail - Home Improvement - 4.1%
20,190	Home Depot, Inc.	3,097,146

	Semiconductors - 3.1%
9,970	Broadcom Ltd.+	2,323,509

	Telecommunication Services - 1.5%
30,400	CommScope Holding Co., Inc. *	1,156,112

	TOTAL COMMON STOCKS (Cost $56,829,726)	72,110,052

	SHORT-TERM INVESTMENTS - 4.3%
3,243,904	Invesco STIT Treasury Portfolio - Institutional Class, 0.85%#	3,243,904
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,243,904)	3,243,904
	Total Investments in Securities (Cost $60,073,630) - 100.10%	75,353,956
	Liabilities in Excess of Other Assets - (0.10)%	(72,819)
	NET ASSETS - 100.00%	$75,281,137

ADR - American Depository Receipt
+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.0%
	Asset Management - 2.5%
12,700	Eaton Vance Corp.	$600,964

	Auto/Auto Parts - 2.4%
4,040	Lear Corp.	574,003

	Biotechnology - 2.0%
11,300	Supernus Pharmaceuticals, Inc. *	487,030

	Building - 6.8%
19,300	Masco Corp.	737,453
35,900	PulteGroup, Inc.	880,627
		1,618,080
	Business Services - 3.0%
7,000	MSCI, Inc.	720,930

	Chemicals - 3.1%
7,110	Albemarle Corp.	750,390

	Chemicals - Specialty - 3.3%
4,300	Celanese Corp. - Series A	408,242
14,600	Huntsman Corp.	377,264
		785,506
	Computer Software - 5.3%
5,235	j2 Global, Inc.	445,446
21,300	SS&C Technologies Holdings, Inc.	818,133
		1,263,579
	Computer - Storage - 2.5%
14,800	NetApp, Inc.	592,740

	Energy/Alternative - 3.0%
12,100	Ormat Technologies, Inc.	710,028

	Engineering & Construction - 2.0%
10,600	Tetra Tech, Inc.	484,950

	Finance/Banks - 1.6%
16,500	Sterling Bancorp	383,625

	Finance/Information Services - 2.9%
10,800	Vantiv, Inc. - Class A *	684,072

	Financial Services - Miscellaneous - 6.3%
9,700	Broadridge Financial Solutions, Inc.	732,932
8,500	CBOE Holdings, Inc.	776,900
		1,509,832
	Food - 4.8%
17,100	Performance Food Group Co. *	468,540
11,600	Pinnacle Foods, Inc.	689,040
		1,157,580
	Health Care Services - 5.8%
5,900	Amedisys, Inc. *	370,579
13,600	PRA Health Sciences, Inc. *	1,020,136
		1,390,715
	Industrial Distributors - 1.6%
7,800	Beacon Roofing Supply, Inc. *	382,200

	Machinery - 2.2%
7,660	Toro Co.	530,762

	Medical Supplies - 2.9%
2,210	C.R. Bard, Inc.	698,603

	Medical Systems/Equipment - 2.0%
6,100	Hill-Rom Holdings, Inc.	485,621

	Office Products - 3.4%
9,300	Avery Dennison Corp.	821,841

	Personal Care - 1.5%
1,210	Ulta Beauty, Inc. *	347,681

	Real Estate Investment Trusts (REITs) - 4.0%
9,400	CoreSite Realty Corp.	973,182

	Retail - Apparel - 3.2%
8,200	Burlington Stores, Inc. *	754,318

	Retail - Discount - 2.7%
15,000	Ollie's Bargain Outlet Holdings, Inc. *	639,000

	Semiconductors - 9.7%
6,800	Cavium, Inc. *	422,484
17,200	Entegris, Inc. *	377,540
11,100	Microchip Technology, Inc.	856,698
46,100	ON Semiconductor Corp. *	647,244
		2,303,966
	Service Companies - 2.6%
6,900	Dycom Industries, Inc. *	617,688

	Telecommunication Equipment - 2.3%
9,600	Lumentum Holdings, Inc. *	547,680

	Telecommunication Services - 1.6%
9,800	CommScope Holding Co., Inc. *	372,694

	TOTAL COMMON STOCKS (Cost $19,849,445)	23,189,260

	SHORT-TERM INVESTMENTS - 3.1%
730,659	Invesco STIT Treasury Portfolio - Institutional Class, 0.85%#	730,659
	TOTAL SHORT-TERM INVESTMENTS (Cost $730,659)	730,659
	Total Investments in Securities (Cost $20,580,104) - 100.10%	23,919,919
	Liabilities in Excess of Other Assets - (0.10)%	(25,036)
	NET ASSETS - 100.00%	$23,894,883

* Non-income producing security.
# Rate shown is the 7-day annualized yield as of June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
June 30, 2017 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds' (the "Fund" or "Funds") investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of June 30, 2017:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,489,427	$-	$-	$13,489,427
Consumer Staples	1,853,280	-	-	1,853,280
Financials	3,689,405	-	-	3,689,405
Health Care	14,262,778	-	-	14,262,778
Industrials	4,445,207	-	-	4,445,207
Materials	4,276,239	-	-	4,276,239
Real Estate	1,503,777	-	-	1,503,777
Technology	28,589,939	-	-	28,589,939
Total Common Stocks	72,110,052	-	-	72,110,052
Short-Term Investments	3,243,904	-	-	3,243,904
Total Investments in Securities	$75,353,956	$-	$-	$75,353,956

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,195,630	$-	$-	$3,195,630
Consumer Staples	1,157,580	-	-	1,157,580
Financials	2,482,419	-	-	2,482,419
Health Care	3,061,969	-	-	3,061,969
Industrials	2,753,052	-	-	2,753,052
Materials	2,357,737	-	-	2,357,737
Real Estate	973,182	-	-	973,182
Technology	6,497,663	-	-	6,497,663
Utilities	710,028	-	-	710,028
Total Common Stocks	23,189,260	-	-	23,189,260
Short-Term Investments	730,659	-	-	730,659
Total Investments in Securities	$23,919,919	$-	$-	$23,919,919

Refer to the Funds' schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2017, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Chase Growth Fund

Cost of investments	$60,073,630

Gross unrealized appreciation	$15,517,226
Gross unrealized depreciation	(236,900)
Net unrealized appreciation	$15,280,326

Chase Mid-Cap Growth Fund

Cost of investments	$20,580,104

Gross unrealized appreciation	$3,607,250
Gross unrealized depreciation	(267,435)
Net unrealized appreciation	$3,339,815

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date                                              8/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date                                              8/22/2017

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date                                              8/22/2017

* Print the name and title of each signing officer under his or her signature.